INVESTMENT IN MARKETABLE EQUITY SECURITIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Balance, beginning of year		$ 68	$ 103
Unrealized (loss) gain on investment			(35)
Proceeds from the sale of the investment		(140)
Gain on sale		72
Balance, end of year			$ 68